OMB APPROVAL
OMB Number: 3235-0570 Expires: September 30, 2007 Estimated average burden hours per response: 19.4

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08365

     Evergreen Select Fixed Income Trust
_____________________________________________________________
(Exact name of registrant as specified in charter)

     200 Berkeley Street Boston, Massachusetts 02116
_____________________________________________________________
(Address of principal executive offices) (Zip code)

     Michael H. Koonce, Esq. 200 Berkeley Street Boston, Massachusetts 02116
____________________________________________________________
(Name and address of agent for service)

Registrant's telephone number, including area code: (617) 210-3200

Date of fiscal year end: Registrant is making a semi-annual filing for one of its series, Evergreen Intermediate Municipal Bond Fund, for the six months ended November 30, 2007.

This series has a May 31 fiscal year end.

Date of reporting period: November 30, 2007

Item 1 - Reports to Stockholders.

Evergreen Intermediate Municipal Bond Fund

Evergreen

INTERMEDIATE MUNICIPAL BOND FUND

Semiannual Report
as of November 30, 2007

Evergreen Investments℠
MUTUAL FUNDS

table of contents
1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
12	SCHEDULE OF INVESTMENTS
18	STATEMENT OF ASSETS AND LIABILITIES
19	STATEMENT OF OPERATIONS
20	STATEMENTS OF CHANGES IN NET ASSETS
21	NOTES TO FINANCIAL STATEMENTS
27	ADDITIONAL INFORMATION
32	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC.
Copyright 2008, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation’s other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.
200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

January 2008

Dennis H. Ferro

President and Chief Executive Officer

Dear Shareholder:

We are pleased to provide the semiannual report for Evergreen Intermediate Municipal Bond Fund for the six-month period ended November 30, 2007.

Domestic fixed-income investments produced moderate returns during a six-month period characterized by a general flight to the highest-quality securities. Amid warnings of a slowing of the overall economy, Treasuries and other very high-quality securities generated the best relative performance as market yields declined and prices rose. Investors tried to avoid credit risk and corporate bonds fell out of favor. The yield spreads between Treasuries and high-yield corporate bonds widened, leading to price losses and underperformance by lower-rated securities. Equity investors, meanwhile, faced an increasingly challenging environment as fears grew about the overall economic effects of weakness in the housing industry and a widening credit crisis that began with the meltdown of the subprime mortgage market. Stock prices were volatile throughout the period, but the major market indexes appeared to bounce back from several early setbacks before falling sharply in the final month of the period.

The U.S. economy appeared to maintain its growth path early in the six-month period, with robust export activity and healthy business investment spending offsetting declines in residential home values.

LETTER TO SHAREHOLDERS continued

Despite the credit crisis and the housing slump, U.S. Gross Domestic Product grew by approximately 4.0% from April through September. However, the economy slowed noticeably as the period progressed. The combination of mortgage-related weakness, higher energy prices and tighter lending standards limited both consumer spending and business investment in the closing months of the period, helping prompt the Federal Reserve Board to begin adding liquidity to the nation’s financial system. Operating earnings of companies in the S&P 500 Index declined for the third quarter of the year, principally because of massive write-downs by major corporations, most noticeably in the financials sector.

During the six-month period, the portfolio managers of Evergreen’s national municipal bond funds pursued strategies seeking both total return and yield, while focusing on interest rate trends and the supply and demand forces affecting the tax-exempt market. The portfolio manager of Evergreen Municipal Bond Fund focused on investment grade securities in particular, with the flexibility to invest in bonds of different maturities. The portfolio manager of Evergreen Intermediate Municipal Bond Fund and Evergreen Short-Intermediate Municipal Bond Fund focused on bonds of limited maturity ranges to reduce exposure to the risks of changes in interest rates. Meanwhile, the portfolio manager of Evergreen Strategic Municipal Bond Fund sought to limit risk by investing primarily in shorter-maturity municipal securities.

We believe the experiences in the investment markets during the past six months have underscored the value of a well diversified, long-term

LETTER TO SHAREHOLDERS continued

investment strategy to help soften the effects of volatility in any one market or asset class. As always, we encourage investors to maintain diversified investment portfolios in pursuit of their long-term investment goals.

Please visit us at EvergreenInvestments.com for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro

President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, regarding the firm’s recent settlement with the Securities and Exchange Commission (SEC) and prior settlement with the National Association of Securities Dealers (NASD).

FUND AT A GLANCE

as of November 30, 2007

MANAGEMENT TEAM

Investment Advisor:

• Evergreen Investment Management Company, LLC

Portfolio Manager†:

• Mathew M. Kiselak

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 9/30/2007.

The Fixed Income style box placement is based on a fund’s average effective maturity or duration and the average credit rating of the bond portfolio.

PERFORMANCE AND RETURNS

Portfolio inception date: 10/20/1997

	Class A	Class B	Class C	Class I	Class IS
Class inception date	2/28/2002	11/8/2002	11/8/2002	10/20/1997	7/11/2003

Nasdaq symbol	ESTVX	ESTTX	ESTUX	ESTIX	ESTSX

6-month return with sales charge	-2.20%	-2.71%	1.29%	N/A	N/A

6-month return w/o sales charge	2.68%	2.29%	2.29%	2.80%	2.68%

Average annual return*

1-year with sales charge	-2.73%	-3.58%	0.37%	N/A	N/A

1-year w/o sales charge	2.12%	1.36%	1.36%	2.38%	2.12%

5-year	3.38%	3.32%	3.66%	4.69%	4.46%

10-year	5.05%	5.20%	5.19%	5.73%	5.61%

Maximum sales charge	4.75%	5.00%	1.00%	N/A	N/A
	Front-end	CDSC	CDSC

* Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C, I or IS, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Classes A, B, C and I prior to 7/14/2003 is based on the performance of the corresponding class of Evergreen Offit National Municipal Bond Fund. Historical performance shown for Class IS prior to its inception is based on the performance of Class I of Evergreen Offit National Municipal Bond Fund. Historical performance for Class I prior to 11/11/2002 is based on the performance of the Select shares of OFFIT National Municipal Fund. Historical performance shown for Class A prior to 11/11/2002 is based on the performance of the Advisor shares of OFFIT National Municipal Fund, and prior to the Advisor shares’ inception on 2/28/2002, is based on the Select shares, the original class offered. Historical performance shown for Classes B and C prior to their inception is based on the performance of Class I. The historical returns for Classes A, B, C and IS have not been adjusted to reflect the effect of each class’ 12b-1 fee. These fees are 0.25% for Class IS, 0.30% for Class A and 1.00% for Classes B and C. Advisor shares had a 0.25% 12b-1 fee. Class I and Select shares do not pay a 12b-1 fee. If these fees had been reflected, returns for Classes A, B, C and IS would have been lower.

The advisor is reimbursing a portion of the 12b-1 fee for Class A. Had the fee not been reimbursed, returns for Class A would have been lower. Returns reflect expense limits previously in effect for all classes, without which returns would have been lower.

† Effective December 10, 2007, Mr. Kiselak replaced Michael Pietronico as portfolio manager of the Fund.

FUND AT A GLANCE continued

LONG-TERM GROWTH

Comparison of a $10,000 investment in the Evergreen Intermediate Municipal Bond Fund Class A shares versus a similar investment in the Lehman Brothers 5-Year Municipal Bond Index (LB5YMBI) and the Consumer Price Index (CPI).

The LB5YMBI is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

Class I shares are only offered in the following manner: (1) to investment advisory clients of Evergreen Investment Management Company, LLC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) to certain mutual fund wrap program clients of Wachovia Securities and of third-party broker/dealers when purchased through a clearing relationship with Wachovia Securities or an affiliate providing mutual fund clearing services, (3) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (4) to certain institutional investors, and (5) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or who owned shares of Vestaur Securities Fund as of May 20, 2005.

Class I and IS shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

Derivatives involve additional risks including interest rate risk, credit risk, the risk of improper valuation and the risk of non-correlation to the relevant instruments they are designed to hedge or to closely track.

High yield, lower-rated bonds may contain more risk due to the increased possibility of default.

The fund’s yield will fluctuate and there can be no guarantee that the fund will achieve its objective or any particular tax-exempt yield. Income may be subject to federal alternative minimum tax as well as local income taxes.

The return of principal is not guaranteed due to fluctuation in the fund’s NAV caused by changes in the price of individual bonds held by the fund and the buying and selling of bonds by the fund. Bond funds have the same inflation, interest rate and credit risks as individual bonds. Generally, the value of bond funds rises when prevailing interest rates fall, and falls when interest rates rise.

All data is as of November 30, 2007, and subject to change.

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2007 to November 30, 2007.

The example illustrates your fund’s costs in two ways:

  Actual expenses
  The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
  Hypothetical example for comparison purposes
  The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	6/1/2007	11/30/2007	Period*

Actual
Class A	$ 1,000.00	$ 1,026.76	$ 5.37
Class B	$ 1,000.00	$ 1,022.92	$ 9.15
Class C	$ 1,000.00	$ 1,022.92	$ 9.15
Class I	$ 1,000.00	$ 1,028.04	$ 4.11
Class IS	$ 1,000.00	$ 1,026.76	$ 5.37
Hypothetical
(5% return
before expenses)
Class A	$ 1,000.00	$ 1,019.70	$ 5.35
Class B	$ 1,000.00	$ 1,015.95	$ 9.12
Class C	$ 1,000.00	$ 1,015.95	$ 9.12
Class I	$ 1,000.00	$ 1,020.95	$ 4.09
Class IS	$ 1,000.00	$ 1,019.70	$ 5.35

* For each class of the Fund, expenses are equal to the annualized expense ratio of each class (1.06% for Class A, 1.81% for Class B, 1.81% for Class C, 0.81% for Class I and 1.06% for Class IS), multiplied by the average account value over the period, multiplied by 183 / 366 days.

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended May 31,					Year Ended
	November 30, 2007						December 31,
CLASS A	(unaudited)	2007	2006	2005	2004[1]	2003[1,2]	2002[1,3,4]

Net asset value, beginning of period	$ 60.79	$ 60.18	$ 61.77	$ 59.24	$ 62.54	$ 61.61	$59.04

Income from investment operations
Net investment income (loss)	1.03	2.06	2.09	2.11[5]	1.93	0.66	1.64
Net realized and unrealized gains or losses on investments	0.58	0.59	(1.61)	2.57	(2.46)	1.85	3.17

Total from investment operations	1.61	2.65	0.48	4.68	(0.53)	2.51	4.81

Distributions to shareholders from
Net investment income	(1.04)	(2.04)	(2.07)	(2.15)	(1.98)	(0.60)	(1.64)
Net realized gains	0	0	0	0	(0.79)	(0.98)	(0.60)

Total distributions to shareholders	(1.04)	(2.04)	(2.07)	(2.15)	(2.77)	(1.58)	(2.24)

Net asset value, end of period	$ 61.36	$ 60.79	$ 60.18	$ 61.77	$ 59.24	$ 62.54	$61.61

Total return[6]	2.68%	4.44%	0.80%	8.02%	(0.87%)	4.14%	8.32%

Ratios and supplemental data
Net assets, end of period (thousands)	$57,958	$60,693	$57,905	$51,940	$13,026	$13,068	$1,477
Ratios to average net assets
Expenses including waivers/reimbursements and interest
and fee expense but excluding expense reductions	1.06%[7]	0.95%	0.93%[8]	1.00%[8]	1.01%[8]	0.93%[7]	0.75%[7]
Expenses including interest and fee expense but excluding
waivers/reimbursements and expense reductions	1.11%[7]	1.00%	0.98%[8]	1.02%[8]	1.01%[8]	0.94%[7]	0.86%[7]
Expenses including waivers/reimbursements but excluding
expense reductions and interest and fee expense	0.90%[7]	0.90%	0.89%	0.95%	0.98%	0.93%[7]	0.75%[7]
Interest and fee expense[9]	0.16%[7]	0.05%	0.04%	0.05%	0.03%	0.00%[7]	0.00%[7]
Net investment income (loss)	3.41%[7]	3.36%	3.42%	3.47%	3.18%	2.56%[7]	3.03%[7]
Portfolio turnover rate	61%	75%	115%	100%	247%	73%	281%

1 Effective at the close of business on July 11, 2003, the Fund acquired the net assets of Evergreen Offit National Municipa l Bond Fund (“Evergreen Offit National Fund”). Evergreen Offit National Fund was the accounting and performance survivor in this transaction. The financial highlights for the periods prior to July 14, 2003 are those of Class A shares of Evergreen Offit National Fund. The per share information has been restated to give effect to this transaction.

2 For the five months ended May 31, 2003, Evergreen Offit National Fund changed it fiscal year end from December 31 to May 31, effective May 31, 2003.

3 For the period from February 28, 2002 (commencement of class operations), to December 31, 2002.

4 Effective at the close of business on November 8, 2002, Evergreen Offit National Fund acquired the net assets of OFFIT National Municipal Fund (“OFFIT Fund”). OFFIT Fund was the accounting and performance survivor in this transaction. The financial highlights for the period prior to November 11, 2002 are those of Advisor shares of OFFIT Fund.

5 Net investment income (loss) per share is based on average shares outstanding during the period.

6 Excluding applicable sales charges

7 Annualized

8 Ratio is adjusted for interest and fee expense relating to inverse floating-rate obligations which is not considered material to previously issued financial statements.

9 Interest and fee expense ratio relates to interest and fees associated with borrowings and/or leverage transactions.

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended May 31,					Year Ended
	November 30, 2007						December 31,
CLASS B	(unaudited)	2007	2006	2005	2004[1]	2003[1,2]	2002[1,3]

Net asset value, beginning of period	$60.79	$60.18	$ 61.77	$59.24	$62.54	$61.61	$61.06

Income from investment operations
Net investment income (loss)	0.79	1.60[4]	1.64	1.69[4]	1.51	0.44	0.22
Net realized and unrealized gains or losses on investments	0.59	0.62	(1.58)	2.57	(2.46)	1.91	0.55

Total from investment operations	1.38	2.22	0.06	4.26	(0.95)	2.35	0.77

Distributions to shareholders from
Net investment income	(0.81)	(1.61)	(1.65)	(1.73)	(1.56)	(0.44)	(0.22)
Net realized gains	0	0	0	0	(0.79)	(0.98)	0

Total distributions to shareholders	(0.81)	(1.61)	(1.65)	(1.73)	(2.35)	(1.42)	(0.22)

Net asset value, end of period	$61.36	$60.79	$ 60.18	$61.77	$59.24	$62.54	$61.61

Total return[5]	2.29%	3.70%	0.09%	7.27%	(1.55%)	3.82%	1.22%

Ratios and supplemental data
Net assets, end of period (thousands)	$8,515	$9,702	$10,844	$9,421	$3,673	$1,082	$ 27
Ratios to average net assets
Expenses including waivers/reimbursements and interest
and fee expense but excluding expense reductions	1.81%[6]	1.70%	1.68%[7]	1.72%[7]	1.71%[7]	1.64%[6]	1.57%[6]
Expenses including interest and fee expense but excluding
waivers/reimbursements and expense reductions	1.81%[6]	1.70%	1.68%[7]	1.72%[7]	1.71%[7]	1.65%[6]	1.64%[6]
Expenses including waivers/reimbursements but excluding
expense reductions and interest and fee expense	1.65%[6]	1.65%	1.64%	1.67%	1.68%	1.64%[6]	1.57%[6]
Interest and fee expense[8]	0.16%[6]	0.05%	0.04%	0.05%	0.03%	0.00%[6]	0.00%[6]
Net investment income (loss)	2.66%[6]	2.62%	2.68%	2.79%	2.57%	1.79%[6]	2.16%[6]
Portfolio turnover rate	61%	75%	115%	100%	247%	73%	281%

1 Effective at the close of business on July 11, 2003, the Fund acquired the net assets of Evergreen Offit National Municipa l Bond Fund (“Evergreen Offit National Fund”). Evergreen Offit National Fund was the accounting and performance survivor in this transaction. The financial highlights for the periods prior to July 14, 2003 are those of Class B shares of Evergreen Offit National Fund. The per share information has been restated to give effect to this transaction.

2 For the five months ended May 31, 2003, Evergreen Offit National Fund changed its fiscal year end from December 31 to May 31, effective May 31, 2003.

3 For the period from November 8, 2002 (commencement of class operations), to December 31, 2002.

4 Net investment income (loss) per share is based on average shares outstanding during the period.

5 Excluding applicable sales charges

6 Annualized

7 Ratio is adjusted for interest and fee expense relating to inverse floating-rate obligations which is not considered material to previously issued financial statements.

8 Interest and fee expense ratio relates to interest and fees associated with borrowings and/or leverage transactions.

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended May 31,					Year Ended
	November 30, 2007						December 31,
CLASS C	(unaudited)	2007	2006	2005	2004[1]	2003[1,2]	2002[1,3]

Net asset value, beginning of period	$ 60.79	$ 60.18	$ 61.77	$ 59.24	$62.54	$61.61	$61.07

Income from investment operations
Net investment income (loss)	0.79	1.60[4]	1.64	1.69[4]	1.49	0.49	0.22
Net realized and unrealized gains or losses on investments	0.59	0.62	(1.58)	2.56	(2.44)	1.86	0.54

Total from investment operations	1.38	2.22	0.06	4.25	(0.95)	2.35	0.76

Distributions to shareholders from
Net investment income	(0.81)	(1.61)	(1.65)	(1.72)	(1.56)	(0.44)	(0.22)
Net realized gains	0	0	0	0	(0.79)	(0.98)	0

Total distributions to shareholders	(0.81)	(1.61)	(1.65)	(1.72)	(2.35)	(1.42)	(0.22)

Net asset value, end of period	$ 61.36	$ 60.79	$ 60.18	$ 61.77	$59.24	$62.54	$61.61

Total return[5]	2.29%	3.70%	0.09%	7.26%	(1.56%)	3.82%	1.22%

Ratios and supplemental data
Net assets, end of period (thousands)	$12,815	$14,755	$19,854	$16,006	$5,090	$1,293	$ 539
Ratios to average net assets
Expenses including waivers/reimbursements and interest
and fee expense but excluding expense reductions	1.81%[6]	1.70%	1.68%[7]	1.72%[7]	1.71%[7]	1.63%[6]	1.48%[6]
Expenses including interest and fee expense but excluding
waivers/reimbursements and expense reductions	1.81%[6]	1.70%	1.68%[7]	1.72%[7]	1.71%[7]	1.64%[6]	1.54%[6]
Expenses including waivers/reimbursements but excluding
expense reductions and interest and fee expense	1.65%[6]	1.65%	1.64%	1.67%	1.68%	1.63%[6]	1.48%[6]
Interest and fee expense[8]	0.16%[6]	0.05%	0.04%	0.05%	0.03%	0.00%[6]	0.00%[6]
Net investment income (loss)	2.67%[6]	2.62%	2.68%	2.78%	2.58%	1.79%[6]	1.63%[6]
Portfolio turnover rate	61%	75%	115%	100%	247%	73%	281%

1 Effective at the close of business on July 11, 2003, the Fund acquired the net assets of Evergreen Offit National Municipa l Bond Fund (“Evergreen Offit National Fund”). Evergreen Offit National Fund was the accounting and performance survivor in this transaction. The financial highlights for the periods prior to July 14, 2003 are those of Class C shares of Evergreen Offit National Fund. The per share information has been restated to give effect to this transaction.

2 For the five months ended May 31, 2003, Evergreen Offit National Fund changed its fiscal year end from December 31 to May 31, effective May 31, 2003.

3 For the period from November 8, 2002 (commencement of class operations), to December 31, 2002.

4 Net investment income (loss) per share is based on average shares outstanding during the period.

5 Excluding applicable sales charges

6 Annualized

7 Ratio is adjusted for interest and fee expense relating to inverse floating-rate obligations which is not considered material to previously issued financial statements.

8 Interest and fee expense ratio relates to interest and fees associated with borrowings and/or leverage transactions.

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended May 31,					Year Ended
	November 30, 2007						December 31,
CLASS I	(unaudited)	2007	2006	2005	2004[1]	2003[1,2]	2002[1,3]

Net asset value, beginning of period	$ 60.79	$ 60.18	$ 61.77	$ 59.24	$ 62.54	$ 61.61	$ 58.01

Income from investment operations
Net investment income (loss)	1.10	2.21	2.24	2.32	2.13	0.71	1.86
Net realized and unrealized gains or losses on investments	0.58	0.60	(1.57)	2.55	(2.47)	1.86	4.36

Total from investment operations	1.68	2.81	0.67	4.87	(0.34)	2.57	6.22

Distributions to shareholders from
Net investment income	(1.11)	(2.20)	(2.26)	(2.34)	(2.17)	(0.66)	(2.02)
Net realized gains	0	0	0	0	(0.79)	(0.98)	(0.60)

Total distributions to shareholders	(1.11)	(2.20)	(2.26)	(2.34)	(2.96)	(1.64)	(2.62)

Net asset value, end of period	$ 61.36	$ 60.79	$ 60.18	$ 61.77	$ 59.24	$ 62.54	$ 61.61

Total return	2.80%	4.70%	1.10%	8.34%	(0.57%)	4.25%	10.96%

Ratios and supplemental data
Net assets, end of period (thousands)	$377,679	$382,208	$394,473	$413,741	$441,869	$76,602	$86,542
Ratios to average net assets
Expenses including waivers/reimbursements and interest
and fee expense but excluding expense reductions	0.81%[4]	0.70%	0.68%[5]	0.72%[5]	0.71%[5]	0.64%[4]	0.51%[4]
Expenses including interest and fee expense but excluding
waivers/reimbursements and expense reductions	0.81%[4]	0.70%	0.68%[5]	0.72%[5]	0.71%[5]	0.65%[4]	0.62%[4]
Expenses including waivers/reimbursements but excluding
expense reductions and interest and fee expense	0.65%[4]	0.65%	0.64%	0.67%	0.68%	0.64%[4]	0.51%[4]
Interest and fee expense[6]	0.16%[4]	0.05%	0.04%	0.05%	0.03%	0.00%[4]	0.00%[4]
Net investment income (loss)	3.66%[4]	3.61%	3.68%	3.82%	3.59%	2.81%[4]	3.42%[4]
Portfolio turnover rate	61%	75%	115%	100%	247%	73%	281%

1 Effective at the close of business on July 11, 2003, the Fund acquired the net assets of Evergreen Offit National Municipa l Bond Fund (“Evergreen Offit National Fund”). Evergreen Offit National Fund was the accounting and performance survivor in this transaction. The financial highlights for the periods prior to July 14, 2003 are those of Class I shares of Evergreen Offit National Fund. The per share information has been restated to give effect to this transaction.

2 For the five months ended May 31, 2003, Evergreen Offit National Fund changed its fiscal year end from December 31 to May 31, effective May 31, 2003.

3 Effective at the close of business on November 8, 2002, Evergreen Offit National Fund acquired the net assets of OFFIT National Municipal Fund (“OFFIT Fund”). OFFIT Fund was the accounting and performance survivor in this transaction. The financial highlights for the period prior to November 11, 2002 are those of Select shares of OFFIT Fund.

4 Annualized

5 Ratio is adjusted for interest and fee expense relating to inverse floating-rate obligations which is not considered material to previously issued financial statements.

6 Interest and fee expense ratio relates to interest and fees associated with borrowings and/or leverage transactions.

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended May 31,
	November 30, 2007
CLASS IS	(unaudited)	2007	2006	2005	2004[1,2]

Net asset value, beginning of period	$ 60.79	$ 60.18	$ 61.77	$ 59.24	$ 60.85

Income from investment operations
Net investment income (loss)	1.03	2.03	2.08	2.19	1.80
Net realized and unrealized gains or losses on investments	0.58	0.63	(1.57)	2.52	(1.59)

Total from investment operations	1.61	2.66	0.51	4.71	0.21

Distributions to shareholders from
Net investment income	(1.04)	(2.05)	(2.10)	(2.18)	(1.82)

Net asset value, end of period	$ 61.36	$ 60.79	$ 60.18	$ 61.77	$ 59.24

Total return	2.68%	4.44%	0.85%	8.07%	0.32%

Ratios and supplemental data
Net assets, end of period (thousands)	$11,659	$12,092	$14,942	$17,008	$14,219
Ratios to average net assets
Expenses including waivers/reimbursements and interest
and fee expense but excluding expense reductions	1.06%[3]	0.95%	0.93%[4]	0.97%[4]	0.96%[3,4]
Expenses including interest and fee expense but excluding
waivers/reimbursements and expense reductions	1.06%[3]	0.95%	0.93%[4]	0.97%[4]	0.96%[3,4]
Expenses including waivers/reimbursements but excluding
expense reductions and interest and fee expense	0.90%[3]	0.90%	0.89%	0.92%	0.93%[3]
Interest and fee expense[5]	0.16%[3]	0.05%	0.04%	0.05%	0.03%[3]
Net investment income (loss)	3.41%[3]	3.37%	3.43%	3.57%	3.40%[3]
Portfolio turnover rate	61%	75%	115%	100%	247%

1 For the period from July 11, 2003 (commencement of class operations), to May 31, 2004.

2 Effective at the close of business on July 11, 2003, the Fund acquired the net assets of Evergreen Offit National Municipa l Bond Fund (“Evergreen Offit National Fund”). Evergreen Offit National Fund was the accounting and performance survivor in this transaction. Class IS shares of Evergreen Offit National Fund did not exist prior to the transaction. As a result, accounting and performance information for Class IS shares commenced on July 11, 2003.

3 Annualized

4 Ratio is adjusted for interest and fee expense relating to inverse floating-rate obligations which is not considered material to previously issued financial statements.

5 Interest and fee expense ratio relates to interest and fees associated with borrowings and/or leverage transactions.

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS

November 30, 2007 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS 98.5%
AIRPORT 1.7%
Denver, CO City & Cnty. Arpt. Sys. RB, Rental Car Proj., Ser. A, 5.00%,
11/15/2019, (Insd. by XL Capital Assurance, Inc.)	$ 4,700,000	$ 4,984,679
Denver, CO City & Cnty. Arpt. Sys. RRB, Ser. A, 5.00%, 11/15/2020, (Insd. by
AMBAC)	2,700,000	2,852,280

		7,836,959

CONTINUING CARE RETIREMENT COMMUNITY 0.4%
Massachusetts Dev. Fin. Agcy. RB, Neville Communities Home Proj., Ser. A,
6.00%, 06/20/2044, (Insd. by GNMA)	1,750,000	1,901,340

EDUCATION 4.2%
Houston, TX Independent Sch. Dist. GO, 4.50%, 02/15/2020, (Insd. by FSA)	5,955,000	6,087,320
New York Dorm. Auth. RB:
Peekskill City Sch. Dist., 4.50%, 10/01/2020	2,465,000	2,537,052
Univ. of Rochester:
Ser. A-1:
5.00%, 07/01/2022	2,965,000	3,140,231
5.00%, 07/01/2023	2,750,000	2,901,882
Ser. B, 5.00%, 07/01/2025	1,110,000	1,162,781
Rhode Island Hlth. & Edl. Bldg. Corp. RB, Providence Pub. Sch. Financing, Ser. A,
5.00%, 05/15/2022	2,425,000	2,590,725
Rio Grande City, TX Independent Construction Sch. Dist. Bldg. RB, 5.00%,
08/15/2021	1,090,000	1,163,640

		19,583,631

GENERAL OBLIGATION - LOCAL 38.1%
Anaheim, CA Unified Sch. Dist. Refunding GO, 4.50%, 08/01/2020, (Insd. by FSA)	1,000,000	1,030,030
Bexar Cnty., TX GO, Flood Ctl. Tax, 5.25%, 06/15/2021, (Insd. by FSA)	1,990,000	2,162,453
Chippewa Valley, MI Sch. Refunding GO, 4.50%, 05/01/2021	1,000,000	1,022,840
Clark Cnty., NV Refunding GO:
4.75%, 06/01/2022, (Insd. by FSA)	1,590,000	1,649,689
Flood Ctl.:
4.75%, 11/01/2020, (Insd. by FGIC)	2,350,000	2,459,463
4.75%, 11/01/2021, (Insd. by FGIC)	8,600,000	8,957,072
Clarkston, MI Cmnty. Sch. Refunding GO, 4.75%, 05/01/2021, (Insd. by MBIA)	4,080,000	4,258,214
Clint, TX, Independent Sch. Dist. Bldg. GO, Ser. A, 5.00%, 08/15/2022, (Gtd. by
PSF)	1,395,000	1,491,171
Columbus, OH GO, Ser. B:
5.00%, 09/01/2020	1,255,000	1,368,151
5.00%, 09/01/2021	2,525,000	2,739,852
5.00%, 09/01/2022	2,525,000	2,724,980
Columbus, OH Various Purposes Ltd. Tax GO, Ser. B, 4.00%, 12/15/2021, (Insd.
by FGIC)	1,390,000	1,375,252
Davenport, IA GO, Ser. A, 4.375%, 06/01/2020, (Insd. by FGIC)	1,055,000	1,075,034
Del Mar, TX College Dist. GO, 5.00%, 08/15/2021, (Insd. by MBIA)	2,035,000	2,157,629
Edingburg, TX Refunding GO, 5.00%, 03/01/2020, (Insd. by AMBAC)	2,835,000	3,026,277
Forney, TX GO, 5.25%, 02/15/2022, (Insd. by FSA)	1,690,000	1,844,483

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

November 30, 2007 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
GENERAL OBLIGATION - LOCAL continued
Forney, TX Independent Sch. Dist. Bldg. GO, Ser. A:
5.00%, 08/15/2020, (Gtd. by PSF)	$ 2,100,000	$ 2,265,711
5.00%, 08/15/2021, (Gtd. by PSF)	2,125,000	2,282,059
5.00%, 08/15/2022, (Gtd. by PSF)	2,080,000	2,223,395
Frisco, TX Independent Sch. Dist. Bldg. GO, Ser. A:
5.00%, 08/15/2019, (Gtd. by PSF)	2,460,000	2,666,468
5.00%, 08/15/2020, (Gtd. by PSF)	2,570,000	2,772,799
5.00%, 08/15/2021, (Gtd. by PSF)	2,700,000	2,899,557
5.00%, 08/15/2022, (Gtd. by PSF)	2,830,000	3,025,100
Frisco, TX Refunding GO, 4.75%, 02/15/2021, (Insd. by MBIA)	5,000,000	5,224,550
Galena Park, TX Independent Sch. Dist. Bldg. Refunding GO, 4.50%, 08/15/2022,
(Gtd. by PSF)	730,000	740,870
Garland, TX Refunding GO, 5.00%, 02/15/2021	4,605,000	4,941,856
Grant Cnty., WA Sch. Dist. No. 161 GO, Moses Lake, 5.00%, 12/01/2022, (Insd.
by MBIA)	1,900,000	2,022,683
Harris Cnty., TX Flood Ctl. Dist. Refunding GO, Ser. A, 5.25%, 10/01/2021	9,260,000	9,968,946
Houston, TX Pub. Impt. Refunding GO, Ser. A, 5.00%, 03/01/2022, (Insd. by
MBIA) #	2,500,000	2,659,750
Imlay City, MI Cmnty. Sch. Dist. Refunding GO:
4.75%, 05/01/2020, (Insd. by MBIA)	2,075,000	2,176,177
4.75%, 05/01/2021, (Insd. by MBIA)	1,140,000	1,189,795
Judson, TX Independent Sch. Dist. Bldg. Refunding GO, 5.00%, 02/01/2021,
(Gtd. by PSF)	6,745,000	7,220,657
Los Angeles, CA Univ. Sch. Dist. Refunding GO, Ser. B, 4.75%, 07/01/2019, (Insd.
by FSA)	22,745,000	24,126,304
Mandan, ND Pub. Sch. Dist. No. 1 GO:
4.25%, 05/01/2018	1,000,000	1,026,030
4.25%, 05/01/2019	1,170,000	1,190,838
Middleton-Cross Plains, WI Area Sch. Dist. GO, 4.25%, 04/01/2018	1,000,000	1,028,550
Mission City, TX Independent Sch. Dist. Bldg. GO:
5.00%, 02/15/2020	1,585,000	1,693,731
5.00%, 02/15/2021	1,665,000	1,772,026
Montgomery Cnty., TX Ltd. Tax Refunding GO, 5.00%, 03/01/2022	2,250,000	2,404,485
New York, NY Refunding GO:
Ser. F, 5.125%, 08/01/2013, (Insd. by MBIA) ‡	10,000,000	10,125,600
Ser. H, 5.00%, 08/01/2021	11,110,000	11,628,282
Northeast Texas Independent Sch. Dist. Bldg. GO, Ser. A:
5.00%, 08/01/2021, (Gtd. by PSF)	3,000,000	3,221,010
5.00%, 08/01/2022, (Gtd. by PSF)	5,000,000	5,343,600
Northwest Texas Independent Sch. Dist. Refunding GO, 4.50%, 02/15/2021	1,500,000	1,528,800
Plano, TX Independent Sch. Dist. GO, 4.50%, 02/15/2020, (Insd. by PSF)	2,550,000	2,616,759
Spring, TX Independent Sch. Dist. GO, 4.10%, 08/15/2020, (Insd. by MBIA)	1,790,000	1,775,734
Tarrant Cnty., TX Ltd. Tax GO:
5.25%, 07/15/2020	1,430,000	1,586,042
5.25%, 07/15/2022	1,320,000	1,455,115
Victoria, TX Independent Sch. Dist. Refunding GO, 5.00%, 02/15/2020	1,810,000	1,921,098
Waco, TX GO, 4.25%, 02/01/2021, (Insd. by XL Capital Assurance, Inc.)	1,245,000	1,241,701

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

November 30, 2007 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
GENERAL OBLIGATION - LOCAL continued
Washington Cnty., MN Capital Impt. Plan GO, Ser. A, 5.00%, 02/01/2021	$ 2,495,000	$ 2,707,898
Washington Refunding GO, Motor Vehicle Fuel Tax, Ser. R-2004D, 4.50%,
01/01/2019, (Insd. by MBIA)	5,200,000	5,324,956
Will Cnty., IL Sch. Dist. No. 122 Refunding GO, Ser. E, 4.75%, 10/01/2022, (Insd.
by FSA)	1,395,000	1,459,658

		178,801,180

GENERAL OBLIGATION - STATE 8.1%
Alabama GO, Ser. A, 4.50%, 02/01/2020	2,000,000	2,062,960
California Refunding GO, 5.25%, 02/01/2021	4,275,000	4,554,585
Hawaii GO, Ser. DJ, 5.00%, 04/01/2022	12,455,000	13,286,745
Illinois GO:
4.25%, 09/01/2018, (Insd. by FSA)	2,200,000	2,251,414
4.50%, 09/01/2020, (Insd. by FSA)	8,000,000	8,210,240
Nevada Capital Impt. & Cultural Affairs GO, Ser. B, 5.00%, 12/01/2022, (Insd. by
FGIC)	6,000,000	6,434,340
Washington Refunding GO, Ser. R-C, 4.50%, 01/01/2018, (Insd. by MBIA)	1,000,000	1,031,650

		37,831,934

HOSPITAL 0.7%
New Jersey Hlth. Care Facs. Fin. Auth. RRB, Atlantic City Med. Ctr., 6.00%,
07/01/2012	3,000,000	3,213,900

HOUSING 2.0%
Indiana Hsg. & CDA RB, Ser. C-1, 4.55%, 01/01/2020, (Insd. by FNMA & GNMA)	2,000,000	2,035,080
Minnesota HFA SFHRB, Ser. B, 6.20%, 01/01/2021	1,035,000	1,057,315
Mississippi Home Corp. SFHRB, Ser. H, 6.70%, 12/01/2029, (Insd. by FNMA &
GNMA)	1,790,000	1,848,963
Missouri Hsg. Dev. Commission SFHRB:
6.95%, 09/01/2030, (Insd. by FNMA & GNMA)	870,000	894,203
7.50%, 03/01/2031, (Insd. by FNMA & GNMA)	155,000	163,049
New Hampshire HFA SFHRB, Ser. D, 6.15%, 07/01/2029	180,000	183,793
New Mexico Mtge. Fin. Auth. SFHRB, Ser. A, 7.10%, 09/01/2030, (Insd. by
FHLMC, FNMA & GNMA)	255,000	262,288
Ohio HFA RB, Residential Mtge. Program, 5.625%, 03/01/2032, (Insd. by GNMA)	2,585,000	2,724,073
Oklahoma HFA SFHRB, 7.10%, 09/01/2016, (Insd. by FNMA & GNMA)	375,000	390,517

		9,559,281

INDUSTRIAL DEVELOPMENT REVENUE 1.1%
Ohio Water Dev. Auth. PCRB, Water Quality Proj., Ser. B, 4.50%, 12/01/2020	5,000,000	5,177,050

LEASE 3.9%
California Pub. Works Lease RRB, Dept. of Corrections & Rehab, Ser. J, 5.00%,
01/01/2021	1,020,000	1,055,608
New Jersey Bldg. Auth. RB, Ser. A, 5.00%, 06/15/2020	6,295,000	6,667,098
New Jersey Bldg. Auth. RRB, Ser. B:
5.00%, 06/15/2017	7,435,000	8,057,235
5.00%, 06/15/2018	2,235,000	2,420,661

		18,200,602

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

November 30, 2007 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
MISCELLANEOUS REVENUE 2.4%
Garden State Preservation Trust RB, 2005 Open Space & Farmland Proj., Ser. A,
5.80%, 11/01/2021, (Insd. by FSA)	$ 10,000,000	$ 11,400,400

PORT AUTHORITY 0.9%
Port Oakland, CA RRB, Ser. B:
5.00%, 11/01/2021	1,430,000	1,542,455
5.00%, 11/01/2022	2,695,000	2,890,954

		4,433,409

POWER 4.9%
Energy Northwest Washington RRB, Wind Proj., 4.75%, 07/01/2021, (Insd. by
MBIA)	1,600,000	1,651,984
Long Island, NY Power Auth. Elec. Sys. RB, Ser. E, 5.00%, 12/01/2022	10,470,000	11,165,313
Long Island, NY Power Auth. Elec. Sys. RRB, Ser. E, 5.00%, 12/01/2022	3,500,000	3,702,720
New York Power Auth. RRB, Ser. C, 5.00%, 11/15/2021	5,910,000	6,361,228

		22,881,245

PRE-REFUNDED 4.9%
Heartland Consumer Power Dist. RB, 7.00%, 01/01/2016	3,845,000	4,327,009
IIllinois Hlth. Facs. Auth. RB, Mercy Hosp. & Med. Ctr. Proj., 10.00%, 01/01/2015	3,275,000	4,069,286
Texas Natl. Research Laboratory Commission Fin. Corp. Lease RB,
Superconducting Super Collider Proj., 6.95%, 12/01/2012	13,260,000	14,455,389

		22,851,684

SALES TAX 2.1%
Jefferson Cnty., AL Ltd. Obl. Sch. Dist. RB, Ser. A:
5.25%, 01/01/2017	5,000,000	5,387,650
5.25%, 01/01/2019	4,000,000	4,274,280

		9,661,930

SPECIAL TAX 2.0%
New York, NY TFA RB, Future Tax, Ser. B, 5.25%, 08/01/2020	8,600,000	9,239,238

TRANSPORTATION 16.3%
Harris Cnty., TX Toll Road RB, Ser. A, 4.75%, 08/15/2022, (Insd. by MBIA)	1,625,000	1,688,326
Illinois Toll Hwy. Auth. RB, Ser. A-1:
5.00%, 01/01/2022, (Insd. by FSA)	10,000,000	10,638,100
5.00%, 01/01/2023, (Insd. by FSA)	11,750,000	12,456,057
Metropolitan New York Trans. Auth. RB:
Ser. A:
5.00%, 11/15/2020	8,915,000	9,456,408
5.00%, 11/15/2021	6,510,000	6,880,419
Ser. B, 5.00%, 11/15/2024	3,700,000	3,862,837
New Jersey Trans. Auth. Sys. RB, Ser. A, 5.25%, 12/15/2020, (Insd. by FSA)	9,400,000	10,554,226
New York Tollway Auth. Income Tax RB, 5.00%, 03/15/2021	5,075,000	5,418,781
New York Tollway Auth. Second Gen. Hwy. & Bridge Funding RB, Ser. A, 5.00%,
04/01/2020	5,650,000	6,072,620

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

November 30, 2007 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
TRANSPORTATION continued
New York Triborough Bridge & Tunnel Auth. RB, Ser. A, 5.00%, 11/15/2022	$ 2,500,000	$ 2,682,400
South Carolina Trans. Infrastructure Bank RB, Ser. A, 5.00%, 10/01/2022, (Insd. by
XL Capital Assurance, Inc.)	6,450,000	6,846,869

		76,557,043

UTILITY 0.6%
Denton, TX Util. Sys. RRB, 5.00%, 12/01/2020	2,670,000	2,849,424

WATER & SEWER 4.2%
Arizona Water Infrastructure Fin. Auth. RB, Ser. A, 5.00%, 10/01/2022	1,310,000	1,405,630
Beaumont, TX Waterworks & Sewer Sys. RRB, 5.00%, 09/01/2021	2,635,000	2,813,758
Cincinnati, OH Water Sys. RRB, Ser. A, 4.50%, 12/01/2022	3,000,000	3,064,620
Cleveland, OH Waterworks RRB, Ser. P, 5.00%, 01/01/2022	2,350,000	2,509,189
Dallas, TX Waterworks & Sewer Sys. RRB, 4.50%, 10/01/2021, (Insd. by AMBAC)	2,120,000	2,162,146
Des Moines, IA Water & Sewer RB:
4.125%, 12/01/2020, (Insd. by MBIA)	2,225,000	2,233,744
4.125%, 12/01/2021, (Insd. by MBIA)	2,850,000	2,839,484
Sacramento Cnty., CA Sanitation Dist. Fin. Auth. RRB, 4.75%, 12/01/2020, (Insd.
by FGIC)	1,000,000	1,052,330
Sacramento Cnty., CA Water Fin. Auth. RB, Water Agcy. Zones 40 & 41, Ser. A,
5.00%, 06/01/2021	200,000	215,354
Santa Rosa, CA Wastewater RB, Ser. A, 5.00%, 09/01/2021, (Insd. by AMBAC)	1,300,000	1,401,868

		19,698,123

Total Municipal Obligations (cost $453,660,104)		461,678,373

	Shares	Value

SHORT-TERM INVESTMENTS 2.1%
MUTUAL FUND SHARES 2.1%
Evergreen Institutional Municipal Money Market Fund, Class I, 3.52% q ø ##
(cost $9,739,836)	9,739,836	9,739,836

Total Investments (cost $463,399,940) 100.6%		471,418,209
Other Assets and Liabilities (0.6%)		(2,793,092)

Net Assets 100.0%		$ 468,625,117

#   When-issued or delayed delivery security

‡   Underlying security in inverse floater structure. This security has been segregated as collateral for floating-rate notes issued.

q  Rate shown is the 7-day annualized yield at period end.

ø   Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

##  All or a portion of this security has been segregated for when-issued or delayed delivery securities.

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

November 30, 2007 (unaudited)

Summary of Abbreviations
AMBAC	American Municipal Bond Assurance Corp.
CDA	Community Development Authority
FGIC	Financial Guaranty Insurance Co.
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance, Inc.
GNMA	Government National Mortgage Association
GO	General Obligation
HFA	Housing Finance Authority
MBIA	Municipal Bond Investors Assurance Corp.
PCRB	Pollution Control Revenue Bond
PSF	Permanent School Fund
RB	Revenue Bond
RRB	Refunding Revenue Bond
SFHRB	Single Family Housing Revenue Bond
TFA	Transitional Finance Authority

The following table shows the percent of total investments by geographic location as of November 30, 2007:

Texas	24.9%	South Dakota	0.9%
New York	18.5%	Minnesota	0.8%
New Jersey	9.0%	North Dakota	0.5%
Illinois	8.3%	Rhode Island	0.5%
California	8.0%	Indiana	0.4%
Ohio	4.6%	Massachusetts	0.4%
Nevada	4.1%	Mississippi	0.4%
Hawaii	2.8%	Arizona	0.3%
Alabama	2.5%	Missouri	0.2%
Washington	2.1%	Wisconsin	0.2%
Arkansas	2.0%	New Mexico	0.1%
Michigan	1.8%	Oklahoma	0.1%
Colorado	1.7%	Non-state specific	2.1%
South Carolina	1.5%
Iowa	1.3%		100.0%

The following table shows the percent of total investments (excluding segregated cash and cash equivalents) by credit quality based on Moody’s and Standard & Poor’s ratings as of November 30, 2007:

AAA	74.6%
AA	14.0%
A	10.5%
NR	0.9%

	100.0%

The following table shows the percent of total investments (excluding segregated cash and cash equivalents) based on effective maturity as of November 30, 2007:

Less than 1 year	1.0%
3 to 5 years	3.9%
5 to 10 years	8.0%
10 to 20 years	85.4%
20 to 30 years	1.3%
Greater than 30 years	0.4%

	100.0%

See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

November 30, 2007 (unaudited)

Investments in securities, at value (cost $453,660,104)	$ 461,678,373
Investments in affiliated money market fund, at value (cost $9,739,836)	9,739,836

Total investments	471,418,209
Receivable for Fund shares sold	278,821
Interest receivable	6,500,234
Prepaid expenses and other assets	47,771

Total assets	478,245,035

Liabilities
Dividends payable	1,210,415
Payable for securities purchased	2,603,025
Payable for Fund shares redeemed	651,952
Payable for floating-rate notes issued	5,000,000
Interest and fee expense payable	77,225
Due to custodian bank	9,289
Advisory fee payable	18,326
Distribution Plan expenses payable	901
Due to other related parties	4,271
Accrued expenses and other liabilities	44,514

Total liabilities	9,619,918

Net assets	$ 468,625,117

Net assets represented by
Paid-in capital	$ 481,343,177
Overdistributed net investment income	(642,243)
Accumulated net realized losses on investments	(20,094,086)
Net unrealized gains on investments	8,018,269

Total net assets	$ 468,625,117

Net assets consists of
Class A	$ 57,957,597
Class B	8,514,741
Class C	12,814,886
Class I	377,678,749
Class IS	11,659,144

Total net assets	$ 468,625,117

Shares outstanding (unlimited number of shares authorized)
Class A	944,601
Class B	138,773
Class C	208,857
Class I	6,155,456
Class IS	190,022

Net asset value per share
Class A	$ 61.36
Class A — Offering price (based on sales charge of 4.75%)	$ 64.42
Class B	$ 61.36
Class C	$ 61.36
Class I	$ 61.36
Class IS	$ 61.36

See Notes to Financial Statements

STATEMENT OF OPERATIONS

Six Months Ended November 30, 2007 (unaudited)

Investment income
Interest	$ 10,168,183
Income from affiliate	392,853

Total investment income	10,561,036

Expenses
Advisory fee	1,126,283
Distribution Plan expenses
Class A	88,338
Class B	46,284
Class C	69,840
Class IS	14,890
Administrative services fee	234,736
Transfer agent fees	31,564
Trustees’ fees and expenses	8,532
Printing and postage expenses	19,464
Custodian and accounting fees	68,703
Registration and filing fees	33,680
Professional fees	19,889
Interest and fee expense	371,534
Other	5,305

Total expenses	2,139,042
Less: Expense reductions	(6,803)
Expense reimbursements	(14,723)

Net expenses	2,117,516

Net investment income	8,443,520

Net realized and unrealized gains or losses on investments
Net realized losses on investments	(1,978,997)
Net change in unrealized gains or losses on investments	6,202,230

Net realized and unrealized gains or losses on investments	4,223,233

Net increase in net assets resulting from operations	$ 12,666,753

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	November 30, 2007		Year Ended
	(unaudited)		May 31, 2007

Operations
Net investment income	$ 8,443,520		$ 17,338,304
Net realized gains or losses on
investments		(1,978,997)		1,842,724
Net change in unrealized gains or
losses on investments		6,202,230		3,199,983

Net increase in net assets resulting
from operations		12,666,753		22,381,011

Distributions to shareholders from
Net investment income
Class A		(1,010,178)		(1,954,903)
Class B		(123,948)		(280,138)
Class C		(187,319)		(459,163)
Class I		(6,960,273)		(14,071,644)
Class IS		(204,192)		(458,061)

Total distributions to shareholders		(8,485,910)		(17,223,909)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	81,624	4,932,807	456,276	27,862,175
Class B	3,703	222,718	15,513	952,182
Class C	14,115	854,459	45,576	2,802,306
Class I	788,139	47,638,865	1,569,834	95,995,345
Class IS	7,599	460,029	20,411	1,242,566

		54,108,878		128,854,574

Net asset value of shares issued in
reinvestment of distributions
Class A	10,858	657,909	23,540	1,441,464
Class B	1,439	87,207	3,166	193,773
Class C	1,531	92,739	3,707	226,838
Class I	7,972	482,975	17,200	1,052,885
Class IS	1,672	101,334	3,808	233,080

		1,422,164		3,148,040

Automatic conversion of Class B shares
to Class A shares
Class A	1,060	64,069	1,051	64,294
Class B	(1,060)	(64,069)	(1,051)	(64,294)

		0		0

Payment for shares redeemed
Class A	(147,374)	(8,891,586)	(444,638)	(27,211,301)
Class B	(24,918)	(1,506,808)	(38,211)	(2,334,629)
Class C	(49,519)	(2,993,995)	(136,480)	(8,342,045)
Class I	(928,155)	(56,045,226)	(1,854,631)	(113,338,060)
Class IS	(18,175)	(1,100,253)	(73,590)	(4,500,570)

		(70,537,868)		(155,726,605)

Net decrease in net assets resulting
from capital share transactions		(15,006,826)		(23,723,991)

Total decrease in net assets		(10,825,983)		(18,566,889)
Net assets
Beginning of period		479,451,100		498,017,989

End of period	$ 468,625,117		$ 479,451,100

Overdistributed net investment income	$ (642,243)		$ (599,853)

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen Intermediate Municipal Bond Fund (the “Fund”) is a diversified series of Evergreen Select Fixed Income Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class B, Class C, Class I and Class IS shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but are subject to a contingent deferred sales charge of 1.00% upon redemption within 18 months. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I and Class IS shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

b. When-issued and delayed delivery transactions

The Fund records when-issued or delayed delivery securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

c. Inverse floating-rate obligations

The Fund may participate in inverse floating-rate obligation (“Inverse Floater”) structures whereby a fixed-rate bond (“Fixed-Rate Bond”) purchased by the Fund is transferred to a tender option bond trust (“TOB Trust”). The TOB Trust issues floating-rate notes (“Floating-Rate Notes”) to third-parties, which are collateralized by the Fixed-Rate Bond, and the Fund buys a residual interest in the TOB Trust’s assets and cash flows. The Inverse Floater held by the Fund gives the Fund the right (1) to cause the holders of the Floating-Rate Notes to tender their notes at par, and (2) to have the Fixed-Rate Bond held by the TOB Trust transferred to the Fund, thereby collapsing the TOB Trust. Pursuant to Statement of Financial Accounting Standards No. 140, Accounting for Transfer and Servicing of Financial Assets and Extinguishments of Liabilities (“FAS 140”), the Fund accounts for the transaction described above as a secured borrowing by including the Fixed-Rate Bond in its Schedule of Investments, and accounts for the Floating-Rate Notes as a liability in the Fund’s Statement of Assets and Liabilities. The Floating-Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes for redemption at par at each reset date. Inverse Floaters held by the Fund are securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended.

d. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

e. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

f. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

g. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee starting at 0.50% and declining to 0.27% as average daily net assets increase. For the six months ended November 30, 2007, the advisory fee was equivalent to 0.48% of the Fund’s average daily net assets (on an annualized basis).

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the six months ended November 30, 2007, EIMC voluntarily reimbursed Distribution Plan expenses (see Note 4) relating to Class A shares in the amount of $14,723.

The Fund may invest in Evergreen-managed money market funds, which are also advised by EIMC. Income earned on these investments is included in income from affiliate on the Statement of Operations.

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds and Evergreen Institutional Enhanced Income Fund), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds and Evergreen Institutional Enhanced Income Fund) increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.25% of the average daily net assets for Class IS shares, 0.30% of the average daily net assets for Class A shares and 1.00% of the average daily net assets for each of Class B and Class C shares.

For the six months ended November 30, 2007, EIS received $1,955 from the sale of Class A shares and $13,785 and $4,944 in contingent deferred sales charges from redemptions of Class B and Class C shares, respectively.

5. INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $275,860,568 and $294,810,191, respectively, for the six months ended November 30, 2007.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

At November 30, 2007, the Fund had the following Floating-Rate Notes outstanding:

		Collateral for
Floating-Rate		Floating-Rate
Notes Outstanding	Interest Rate	Notes Outstanding

$5,000,000	0.52%	$10,125,600

During the six months ended November 30, 2007, the Fund incurred interest and fee expense relating to Floating-Rate Notes in the amount of $371,534.

On November 30, 2007, the aggregate cost of securities for federal income tax purposes was $463,399,940. The gross unrealized appreciation and depreciation on securities based on tax cost was $8,172,404 and $154,135, respectively, with a net unrealized appreciation of $8,018,269.

As of May 31, 2007, the Fund had $18,115,089 in capital loss carryovers for federal income tax purposes with $4,792,802 expiring in 2009, $2,023,822 expiring in 2011 and $11,298,465 expiring in 2012.

These losses are subject to certain limitations prescribed by the Internal Revenue Code.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from, or lend money to, other participating funds. During the six months ended November 30, 2007, the Fund did not participate in the interfund lending program.

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

8. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of his or her duties as a Trustee. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

9. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in an unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee on the unused balance, which is allocated pro rata. The credit facility is

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

for $100 million with an annual commitment fee of 0.08%. During the six months ended November 30, 2007, the Fund had no borrowings.

10. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Pursuant to an administrative order issued by the SEC on September 19, 2007, EIMC, EIS, ESC (collectively, the “Evergreen Entities”), Wachovia Securities, LLC and the SEC have entered into an agreement settling allegations of (i) improper short-term trading arrangements in effect prior to May 2003 involving former officers and employees of EIMC and certain broker-dealers, (ii) insufficient systems for monitoring exchanges and enforcing exchange limitations as stated in certain funds’ prospectuses, and (iii) inadequate e-mail retention practices. Under the settlement, the Evergreen Entities were censured and will pay approximately $32 million in disgorgement and penalties. This amount, along with a fine assessed by the SEC against Wachovia Securities, LLC will be distributed pursuant to a plan to be developed by an independent distribution consultant and approved by the SEC. The Evergreen Entities neither admitted nor denied the allegations and findings set forth in its settlement with the SEC.

EIS has entered into an agreement with the NASD (now known as the Financial Industry Regulatory Authority (“FINRA”)) settling allegations that EIS (i) arranged for Evergreen fund portfolio trades to be directed to Wachovia Securities, LLC, an affiliate of EIS that sold Evergreen fund shares, during the period of January 2001 to December 2003 and (ii) provided non-cash compensation by sponsoring offsite meetings attended by Wachovia Securities, LLC brokers during that period, where the eligibility of a broker to attend the meetings depended upon the broker meeting certain sales targets of Evergreen fund shares. Pursuant to the settlement agreement, EIS has agreed to a censure and a fine of $4,200,000. EIS neither admitted nor denied the allegations and findings set forth in its agreement with the NASD.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although EIMC believes that none of the matters discussed above will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or that they will not have other adverse consequences on the Evergreen funds.

11. NEW ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes — an interpretation of FASB statement 109 (“FIN 48”). FIN 48 supplements FASB 109 by prescribing a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

or expected to be taken in a tax return. The Fund’s financial statements have not been impacted by the adoption of FIN 48. However, the conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance expected from FASB, and on-going analysis of tax laws, regulations, and interpretations thereof.

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 applies to fair value measurements already required or permitted by existing standards. The change to current generally accepted accounting principles from the application of FAS 157 relates to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. Management of the Fund does not believe the adoption of FAS 157 will materially impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.

ADDITIONAL INFORMATION (unaudited)

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT

Each year, the Fund’s Board of Trustees is required to consider whether to continue in place the Fund’s investment advisory agreement. In September 2007, the Trustees, including a majority of the Trustees who are not interested persons (as that term is defined in the 1940 Act) of the Fund or of EIMC, approved the continuation of the Fund’s investment advisory agreement. (References below to the “Fund” are to Evergreen Intermediate Municipal Bond Fund; references to the “funds” are to the Evergreen funds generally.)

At the same time, the Trustees considered the continuation of the investment advisory agreements for all of the funds, and the description below refers in many cases to the Trustees’ process and conclusions in connection with their consideration of this matter for all of the funds. (See “Certain Fund-Specific Considerations” below for a discussion regarding certain factors considered by the Trustees relating specifically to the Fund.) In all of its deliberations, the Board of Trustees and the disinterested Trustees were advised by independent counsel to the disinterested Trustees and counsel to the funds.

The review process. The 1940 Act requires that the Board of Trustees request and evaluate, and that EIMC and any sub-advisors furnish, such information as may reasonably be necessary to evaluate the terms of a fund’s advisory agreement. The review process began at the time of the last advisory contract-renewal process in September 2006. In the course of that process, the Trustees identified a number of funds that had experienced either short-term or longer-term performance issues. During the following months, the Trustees reviewed information relating to any changes in the performance of those funds and/or any changes in the investment process or the investment teams responsible for the management of the funds. In addition, during the course of the year, the Trustees reviewed information regarding the investment performance of all of the funds and identified additional funds that they believed warranted further attention based on performance since September 2006.

In spring 2007, a committee of the Board of Trustees (the “Committee”), working with EIMC management, determined generally the types of information the Board would review and set a timeline detailing the information required and the dates for its delivery to the Trustees. The independent data provider Keil Fiduciary Strategies LLC (“Keil”) was engaged to provide fund-specific and industry-wide data to the Board containing information of a nature and in a format generally prescribed by the Committee, and the Committee worked with Keil and EIMC to develop appropriate groups of peer funds for each fund. The Committee also identified a number of expense, performance, and other issues and requested specific information as to those issues.

The Trustees reviewed, with the assistance of an independent industry consultant retained by the disinterested Trustees, the information provided by EIMC in response to the Committee’s requests and the information provided by Keil. The Trustees formed small committees to review individual funds in greater detail. In addition, the Trustees requested information regarding, among other things, brokerage practices of the funds, the use of derivatives by the funds, strategic

ADDITIONAL INFORMATION (unaudited) continued

planning for the funds, analyst and research support available to the portfolio management teams, and information regarding the various fall-out benefits received directly and indirectly by EIMC and its affiliates from the funds. The Trustees requested and received additional information following that review.

The Committee met several times by telephone to consider the information provided by EIMC. The Committee met with representatives of EIMC in early September. At a meeting of the full Board of Trustees later in September, the Committee reported the results of its discussions with EIMC, and the full Board met with representatives of EIMC, engaged in further review of the materials provided to them, and approved the continuation of each of the advisory and sub-advisory agreements.

The disinterested Trustees discussed the continuation of the funds’ advisory agreements with representatives of EIMC and in multiple private sessions with legal counsel at which no personnel of EIMC were present. In considering the continuation of the agreement, the Trustees did not identify any particular information or consideration that was all-important or controlling, and each Trustee attributed different weights to various factors. The Trustees evaluated information provided to them both in terms of the Evergreen mutual funds generally and with respect to each fund, including the Fund, specifically as they considered appropriate; although the Trustees considered the continuation of the agreement as part of the larger process of considering the continuation of the advisory contracts for all of the funds, their determination to continue the advisory agreement for each of the funds was ultimately made on a fund-by-fund basis.

This summary describes a number of the most important, but not necessarily all, of the factors considered by the Board and the disinterested Trustees.

Information reviewed. The Board of Trustees and committees of the Board of Trustees meet periodically during the course of the year. At those meetings, the Board receives a wide variety of information regarding the services performed by EIMC, the investment performance of the funds, and other aspects of the business and operations of the funds. At those meetings, and in the process of considering the continuation of the agreements, the Trustees considered information regarding, for example, the funds’ investment results; the portfolio management teams for the funds and the experience of the members of those teams, and any recent changes in the membership of the teams; portfolio trading practices; compliance by the funds and EIMC with applicable laws and regulations and with the funds’ and EIMC’s compliance policies and procedures; risk evaluation and oversight procedures at EIMC; services provided by affiliates of EIMC to the funds and shareholders of the funds; and other information relating to the nature, extent, and quality of services provided by EIMC. The Trustees considered a number of changes in portfolio management personnel at EIMC and its advisory affiliates in the year since September 2006, and recent changes in compliance personnel at EIMC, including the appointment of a new Chief Compliance Officer for the funds.

The Trustees considered the rates at which the funds pay investment advisory fees, and the efforts generally by EIMC and its affiliates as sponsors of the funds. The data provided by Keil showed

ADDITIONAL INFORMATION (unaudited) continued

the management fees paid by each fund in comparison to the management fees of other peer mutual funds, in addition to data regarding the investment performance of the funds in comparison to other peer mutual funds. The Trustees were assisted by the independent industry consultant in reviewing the information presented to them.

The Trustees considered the transfer agency fees paid by the funds to an affiliate of EIMC. They reviewed information presented to them showing that the transfer agency fees charged to the funds were generally consistent with industry norms.

The Trustees also considered that EIS, an affiliate of EIMC, serves as administrator to the funds and receives a fee for its services as administrator. In their comparison of the advisory fee paid by the funds with those paid by other mutual funds, the Trustees took into account administrative fees paid by the funds and those other mutual funds. The Board considered that EIS serves as distributor to the funds generally and receives fees from the funds for those services. They considered other so-called “fall-out” benefits to EIMC and its affiliates due to their other relationships with the funds, including, for example, soft-dollar services received by EIMC attributable to transactions entered into by EIMC for the benefit of the funds and brokerage commissions received by Wachovia Securities, LLC, an affiliate of EIMC, from transactions effected by it for the funds. The Trustees also noted that the funds pay sub-transfer agency fees to various financial institutions who hold fund shares in omnibus accounts, and that Wachovia Securities, LLC and its affiliates receive such payments from the funds in respect of client accounts they hold in omnibus arrangements, and that an affiliate of EIMC receives fees for administering the sub-transfer agency payment program. They also considered that Wachovia Securities, LLC and its affiliates receive distribution-related fees and shareholder servicing payments (including amounts derived from payments under the funds’ Rule 12b-1 plans) in respect of shares sold or held through it. The Trustees also noted that an affiliate of EIMC receives compensation for serving as a securities lending agent for the funds.

Nature and quality of the services provided. The Trustees considered that EIMC and its affiliates generally provide a comprehensive investment management service to the funds. They noted that EIMC makes its personnel available to serve as officers of the funds, and concluded that the reporting and management functions provided by EIMC with respect to the funds were generally satisfactory. The Trustees considered the investment philosophy of the Fund’s portfolio management team, and considered the in-house research capabilities of EIMC and its affiliates, as well as other resources available to EIMC, including research services available to it from third parties. The Board considered the managerial and financial resources available to EIMC and its affiliates, and the commitment that the Wachovia organization has made to the funds generally. On the basis of these factors, they determined that the nature and scope of the services provided by EIMC were consistent with its duties under the investment advisory agreements and appropriate and consistent with the investment programs and best interests of the funds.

The Trustees noted the resources EIMC and its affiliates have committed to the regulatory, compliance, accounting, tax and oversight of tax reporting, and shareholder servicing functions, and the number and quality of staff committed to those functions, which they concluded were

ADDITIONAL INFORMATION (unaudited) continued

appropriate and generally in line with EIMC’s responsibilities to the Fund and to the funds generally. The Board and the disinterested Trustees concluded, within the context of their overall conclusions regarding the funds’ advisory agreements, that they were generally satisfied with the nature, extent, and quality of the services provided by EIMC, including services provided by EIS under its administrative services agreements with the funds.

Investment performance. The Trustees considered the investment performance of each fund, both by comparison to other comparable mutual funds and to broad market indices. The Trustees emphasized that the continuation of the investment advisory agreement for a fund should not be taken as any indication that the Trustees did not believe investment performance for any specific fund might not be improved, and they noted that they would continue to monitor closely the investment performance of the funds going forward.

Advisory and administrative fees. The Trustees recognized that EIMC does not seek to provide the lowest cost investment advisory service, but to provide a high quality, full-service investment management product at a reasonable price. They also noted that EIMC has in many cases sought to set its investment advisory fees at levels consistent with industry norms. The Trustees noted that, in certain cases, a fund’s management fees were higher than many or most other mutual funds in the same Keil peer group. However, in each case, the Trustees determined on the basis of the information presented that the level of management fees was not excessive.

Certain Fund-specific considerations. The Trustees noted that, for the one-, three-, and five-year periods ended December 31, 2006, the Fund’s Class I shares (the Fund’s oldest share class) had outperformed the Fund’s benchmark index, the Lehman Brothers Five-Year Municipal Bond Index, and a majority of the funds against which the Trustees compared the Fund’s performance.

The Trustees noted that the management fee paid by the Fund was higher than the management fees paid by a majority of the funds against which the Trustees compared the Fund’s management fee, but also noted that the level of profitability realized by EIMC in respect of the fee did not appear excessive.

Economies of scale. The Trustees noted that economies of scale would likely be achieved by EIMC in managing the funds as the funds grow. The Trustees noted that the Fund had implemented breakpoints in its advisory fee structure. The Trustees noted that they would continue to review the appropriate levels of breakpoints in the future, but concluded that the breakpoints as implemented appeared to be a reasonable step toward the realization of economies of scale by the Fund.

Profitability. The Trustees considered information provided to them regarding the profitability to the EIMC organization of the investment advisory, administration, and transfer agency (with respect to the open-end funds only) fees paid to EIMC and its affiliates by each of the funds. They considered that the information provided to them was necessarily estimated, and that the profitability information provided to them, especially on a fund-by-fund basis, did not necessarily provide a definitive tool for evaluating the appropriateness of each fund’s advisory fee. They noted

ADDITIONAL INFORMATION (unaudited) continued

that the levels of profitability of the funds to EIMC varied widely, depending on among other things the size and type of fund. They considered the profitability of the funds in light of such factors as, for example, the information they had received regarding the relation of the fees paid by the funds to those paid by other mutual funds, the investment performance of the funds, and the amount of revenues involved. In light of these factors, the Trustees concluded that the profitability of any of the funds, individually or in the aggregate, should not prevent the Trustees from approving the continuation of the agreements.

TRUSTEES AND OFFICERS

TRUSTEES1

Charles A. Austin III	Investment Counselor, Anchor Capital Advisors, LLC. (investment advice); Director, The Andover
Trustee	Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The
DOB: 10/23/1934	Francis Ouimet Society (scholarship program); Former Director, Executive Vice President and
Term of office since: 1991	Treasurer, State Street Research & Management Company (investment advice)
Other directorships: None

K. Dun Gifford	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee,
Trustee	Treasurer and Chairman of the Finance Committee, Cambridge College
DOB: 10/23/1938
Term of office since: 1974
Other directorships: None

Dr. Leroy Keith, Jr.	Managing Director, Almanac Capital Management (commodities firm); Trustee, Phoenix
Trustee	Fund Complex; Director, Diversapack Co. (packaging company); Former Partner, Stonington
DOB: 2/14/1939	Partners, Inc. (private equity fund); Former Director, Obagi Medical Products Co.; Former
Term of office since: 1983	Director, Lincoln Educational Services
Other directorships: Trustee,
Phoenix Fund Complex (consisting
of 60 portfolios as of 12/31/2006)

Carol A. Kosel[1]	Former Consultant to the Evergreen Boards of Trustees; Former Senior Vice President,
Trustee	Evergreen Investments, Inc.; Former Treasurer, Evergreen Funds; Former Treasurer, Vestaur
DOB: 12/25/1963	Securities Fund
Term of office since: 2008
Other directorships: None

Gerald M. McDonnell	Manager of Commercial Operations, CMC Steel (steel producer)
Trustee
DOB: 7/14/1939
Term of office since: 1988
Other directorships: None

Patricia B. Norris	President and Director of Buckleys of Kezar Lake, Inc. (real estate company); Former President
Trustee	and Director of Phillips Pond Homes Association (home community); Former Partner,
DOB: 4/9/1948	PricewaterhouseCoopers, LLP (independent registered public accounting firm)
Term of office since: 2006
Other directorships: None

William Walt Pettit	Partner and Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp.
Trustee	(packaging company); Member, Superior Land, LLC (real estate holding company), Member,
DOB: 8/26/1955	K&P Development, LLC (real estate development); Former Director, National Kidney Foundation
Term of office since: 1988	of North Carolina, Inc. (non-profit organization)
Other directorships: None

David M. Richardson	President, Richardson, Runden LLC (executive recruitment business development/consulting
Trustee	company); Consultant, Kennedy Information, Inc. (executive recruitment information and
DOB: 9/19/1941	research company); Consultant, AESC (The Association of Executive Search Consultants);
Term of office since: 1982	Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP
Other directorships: None	(communications)

Dr. Russell A. Salton III	President/CEO, AccessOne MedCard, Inc.; Former Medical Director, Healthcare Resource
Trustee	Associates, Inc.
DOB: 6/2/1947
Term of office since: 1984
Other directorships: None

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Retired Attorney, Law Offices of Michael S. Scofield; Former Director and Chairman, Branded
Trustee	Media Corporation (multi-media branding company)
DOB: 2/20/1943
Term of office since: 1984
Other directorships: None

Richard J. Shima	Independent Consultant; Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former
Trustee	Director, Trust Company of CT; Former Director, Old State House Association; Former Trustee,
DOB: 8/11/1939	Saint Joseph College (CT)
Term of office since: 1993
Other directorships: None

Richard K. Wagoner, CFA[2]	Member and Former President, North Carolina Securities Traders Association; Member, Financial
Trustee	Analysts Society
DOB: 12/12/1937
Term of office since: 1999
Other directorships: None

OFFICERS

Dennis H. Ferro[3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Kasey Phillips[4]	Principal occupations: Senior Vice President, Evergreen Investment Management Company, LLC;
Treasurer	Former Vice President, Evergreen Investment Services, Inc.; Former Assistant Vice President,
DOB: 12/12/1970	Evergreen Investment Services, Inc.
Term of office since: 2005

Michael H. Koonce[4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Secretary, Senior Vice President and General Counsel, Evergreen Investment
DOB: 4/20/1960	Management Company, LLC and Evergreen Service Company, LLC; Senior Vice President and
Term of office since: 2000	Assistant General Counsel, Wachovia Corporation

Robert Guerin[4]	Principal occupations: Chief Compliance Officer, Evergreen Funds and Senior Vice President of
Chief Compliance Officer	Evergreen Investments Co, Inc; Former Managing Director and Senior Compliance Officer,
DOB: 9/20/1965	Babson Capital Management LLC; Former Principal and Director, Compliance and Risk
Term of office since: 2007	Management, State Street Global Advisors; Former Vice President and Manager, Sales Practice
Compliance, Deutsche Asset Management.

1 Each Trustee, except Mses. Kosel and Norris, serves until a successor is duly elected or qualified or until his or her death, resignation, retirement or removal from office. As new Trustees, Ms. Kosel’s and Ms. Norris’ initial terms end December 31, 2010 and June 30, 2009, respectively, at which times they may be re-elected by Trustees to serve until a successor is duly elected or qualified or until her death, resignation, retirement or removal from office by the Trustees. Each Trustee, except Ms. Kosel, oversaw 93 Evergreen funds as of December 31, 2007. Ms. Kosel became a Trustee on January 1, 2008. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2 Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.

3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

INVESTMENTS THAT STAND THE TEST OF TIME

At Evergreen Investments, we remain steadfastly dedicated to four core principles that lead to success in today's financial world.

- **Leadership**—With more than $285 billion in assets as of September 30, 2007, Evergreen Investments has the scale and resources to help investors and financial professionals succeed.
- **Excellence**—Our investments are built for long-term performance, through strategies designed in an effort to outperform their benchmarks and peers over a full market cycle.
- **Experience**—Our investment teams operate independently, performing their own original research, across a full range of investment disciplines.
- **Commitment**—We are dedicated to working with financial professionals, crafting innovative solutions that meet your needs and translate into successful investor-advisor partnerships.

Visit us online at **EvergreenInvestments.com**

FOR MORE INFORMATION

Evergreen Express Line 800.346.3858
Evergreen Investor Services 800.343.2898

For the eighth consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key service areas. For 2006, Evergreen was ranked fifth overall out of 37 participating companies.

564618 rv5 1/2008

Evergreen Investments™
MUTUAL FUNDS

Evergreen Investments
200 Berkeley Street
Boston, MA 02116-5034

564618 rv5 1/2008

Item 2 - Code of Ethics

Not required for this semi-annual filing.

Item 3 - Audit Committee Financial Expert

Not required for this semi-annual filing.

Items 4 – Principal Accountant Fees and Services

Not required for this semi-annual filing.

Items 5 – Audit Committee of Listed Registrants

Not applicable.

Item 6 – Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees that have been implemented since the Registrant last provided disclosure in response to the requirements of this Item.

Item 11 - Controls and Procedures

(a) The Registrant's principal executive officer and principal financial officer have evaluated the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) There has been no changes in the Registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonable likely to affect, the Registrant’s internal control over financial reporting .

Item 12 - Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the Registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(b)(1) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX99.CERT.

(b)(2) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 1350 of Title 18 of United States Code, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached as EX99.906CERT. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Select Fixed Income Trust

By: _______________________
Dennis H. Ferro,
Principal Executive Officer

Date: January 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: _______________________
Dennis H. Ferro,
Principal Executive Officer

Date: January 29, 2008

By: ________________________
Kasey Phillips
Principal Financial Officer

Date: January 29, 2008